Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not currently grant stock options, SARs, or similar option-like instruments and, as such, do not have any policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information. If, in the future, we anticipate granting stock options, SARs, or similar option-like instruments, we may determine to establish a policy regarding how the Compensation Committee or Board determines when to grant such awards and how the Compensation Committee or Board will take material non-public information into account when determining the timing and terms of such awards.

Award Timing Method	We do not currently grant stock options, SARs, or similar option-like instruments and, as such, do not have any policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information. If, in the future, we anticipate granting stock options, SARs, or similar option-like instruments, we may determine to establish a policy regarding how the Compensation Committee or Board determines when to grant such awards and how the Compensation Committee or Board will take material non-public information into account when determining the timing and terms of such awards.

Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not currently grant stock options, SARs, or similar option-like instruments and, as such, do not have any policy or practice in place on the timing of awards of options, SARs, or similar option-like instruments in relation to the disclosure of material non-public information.
MNPI Disclosure Timed for Compensation Value	false